Brighthouse Asset Allocation 20 Portfolio Expense Example - Brighthouse Asset Allocation 20 Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	913
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	$ 1,208